SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES
The accounting policies detailed below have been consistently applied in the periods presented in these Consolidated Financial Statements by the Company, as well as its subsidiaries.

(a)	Reporting basis
The financial statements have been prepared based on the historic cost, except for certain financial instruments measured at their fair values, as described in the accounting policies in item (b) of the accounting policies below.
The preparation of financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company’s management in the application of the Group’s accounting policies. Those areas that involve a higher degree of judgment or complexity or areas where assumptions and estimates are significant are disclosed in item (c) below.
Consolidated Financial Statements
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) , and the pronouncements, guidelines and interpretations issued by the International Accounting Standards Board (IASB), effective on December 31, 2019, which are the same followed for the financial statements for the year ended December 31, 2018.
The Company is presenting its financial statements under IFRS for SEC reporting purposes after several years of presenting them under accounting policies generally accepted in the United States of America (“U.S. GAAP”). The accounting differences between U.S. GAAP and IFRS and the reconciliation of these accounting polices and practices are presented in Note 34.
Management asserts that all relevant information related to the financial statements, which corresponds to the information it uses while managing the Company, has been disclosed in this financial information.
b)	Significant accounting policies
Consolidation criteria of subsidiaries by the full consolidation method
Full consolidation was prepared in accordance with IFRS 10—Consolidated Financial Statements and incorporates the financial statements of the Company’s direct and indirect subsidiaries. The main consolidation procedures are as follows:

•	the balances of assets, liabilities, income and expenses are consolidated, according to their accounting nature;

•	intragroup assets and liabilities and material revenue and expenses are eliminated;

•	investments and related interests in the equity of subsidiaries are eliminated;

•	non-controlling interests in equity and profit or loss for the year are separately stated; and

•	exclusive investment funds (Note 8) are consolidated;
The assets and liabilities related to the operations in Africa are consolidated and stated in a single line item of the balance sheet as held-for-sale
assets as a result of Management’s expectation and decision to hold these assets and liabilities for sale. In the statement of profit or loss, however, costs/expenses and revenue/gains are stated under the full consolidation method because these operati
o
n
s

do not meet the criteria to be classified as ‘discontinued operation’, as provided for by IFRS 5.
Functional and presentation currency
The Company and its subsidiaries operate mainly as telecommunications industry operators in Brazil, Africa, and Asia, and engage in activities typical of this industry. The items included in the financial statements of each group company are measured using the currency of the main economic environment where it operates (“functional currency”). The individual and consolidated financial statements are presented in Brazilian reais (R$), which is the Company’s functional and presentation currency.
Transactions and balances
Foreign currency-denominated transactions are translated into the functional currency using the exchange rates prevailing on the transaction dates. Foreign exchange gains and losses arising on the settlement of the transaction and the translation at the exchange rates prevailing at yearend, related foreign currency-denominated monetary assets and liabilities are recognized in the income statement, except when qualified as hedge accounting and, therefore, deferred in equity as cash flow hedges.
Group companies with a different functional currency
The profit or loss and the financial position of all Group entities, none of which uses a currency from a hyperinflationary economy, whose functional currency is different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities are translating at the rate prevailing at the end of the reporting period;

•	revenue and expenses disclosed in the statement of profit or loss are translated using the average exchange rate;

•	all the resulting foreign exchange differences are recognized as a separate component of equity in other comprehensive income; and

•	goodwill and fair value adjustments, arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing exchange rate.
As at December 31, 2019 and 2018, the foreign currency-denominated assets and liabilities were translated into Brazilian reais using mainly the following foreign exchange rates:

	Closing rate		Average rate
Currency	2019	2018	2019	2018
Euro	4.5305	4.4390	4.4159	4.3094
US dollar	4.0307	3.8748	3.9461	3.6558
Cape Verdean escudo	0.0411	0.0403	0.0401	0.0391
Sao Tomean dobra	0.000192	0.000185	0.000188	0.000177
Kenyan shilling	0.0398	0.0381	0.0387	0.0361
Namibian dollar	0.2878	0.2698	0.2732	0.2764
Mozambican metical	0.0631	0.0627	0.0627	0.0601
Angolan kwanza	0.0084	0.0126	0.0111	0.0147
Segment reporting
The information about operating segments is presented consistently with the internal report provided to the Company’s main decision-making body, its Board of Directors. Management monitors and tracks performance of each of the Company’s services offerings based on the revenues of those services and the results of operations are reviewed on a consolidated basis with regard to the resources to be allocated to assess their performance and for strategic decision-making (Note 28).
Business combinations
The Company uses the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred, and the equity instruments issued. The consideration transferred includes the fair value of assets and liabilities resulting from a contingent consideration contract, where applicable. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are measured initially measured as their fair values at the date of acquisition. The Company depreciates amounts recognized based on the appreciation of the acquired assets, according to the useful lives of the underlying assets, and tests such assets to determine any asset impairment losses when there is evidence of impairment; on the other hand, the Company tests for impairment amounts based on future profitability (goodwill) on an annual basis.
Cash and cash equivalents
Comprise cash and imprest cash fund, banks, and highly liquid short-term investments (usually maturing within less than three months), immediately convertible into a known cash amount, and subject to an immaterial risk of change in value, which are stated at fair value at the end of the reporting period and which do not exceed their market value, and whose classification is determined as shown below (Note 8).
Financial assets
Financial assets are classified according to their purpose into: (i) amortized cost; (ii) fair value through other comprehensive income; and (iii) fair value through profit or loss.

The Company classifies its financial assets into the following measurement categories: (1) assets measured at amortized cost—i.e., financial assets that meet the following conditions: (i) the business model under which financial assets are held to obtain contractual cash flows; and (ii) the contractual terms of the financial asset generate, on specified dates, cash flows that are only payments of principal and interest on the outstanding principal (accounts receivables, loans and cash equivalents). Amortized cost is written down by impairment losses; (2) financial assets at fair value through other comprehensive income. Interest income is calculated using the effective interest method, foreign exchange gains and losses, and impairment are recognized in profit or loss. Other net earnings (losses) are recognized in other comprehensive income. Upon derecognition, accumulated losses in other comprehensive income are reclassified to profit or loss; and (3) financial assets at fair value through profit or loss. Net earnings (losses), including interest, are recognized directly in profit or loss.
Accounts receivable
Accounts receivable from telecommunications services provided are stated at the tariff or service amount on the date they are provided and do not differ from their fair values.
These receivables also include receivables from services provided and not billed by the end of the reporting period and receivables related to handset, SIM cards, and accessories. The loss allowance for trade receivables is measured at an amount equal to the life-time expected credit losses as allowed for by IFRS 9 (Note 9).
Non-current
assets held for sale
Non-current
assets are classified as assets held for sale when their carrying amount is recoverable, principally through a sale, and when such sale is highly probable. These assets are stated at the lower of their carrying amount and their fair value less costs to sell. Any impairment loss on a group of assets held for sale is initially allocated to goodwill and, then, to the remaining assets and liabilities on a pro rata basis.
A discontinuing operation is a component of an entity or a business unit that can be clearly distinguished operationally from the rest of the Company. The classification of a discontinuing operation is made when the operation is sold or meets the criteria to be classified as held for sale (Note 31).
Property, plant and equipment
Property, plant and equipment are stated at cost of purchase or construction, less accumulated depreciation. Historical costs include expenses directly attributable to the acquisition of assets. They also include certain costs on facilities, when it is probable that the future economic benefits related to such costs will flow into the Company, and asset dismantlement, removal and restoration costs. The borrowings and financing costs directly attributable to the purchase, construction or production of a qualifying asset are capitalized in the initial cost of such asset. Qualifying assets are those that necessarily require a significant time to be ready for use.
Subsequent costs are added to the carrying amount as appropriate, when, and only when, these assets generate future economic benefits and can be reliably measured. The residual balance of the replaced asset is derecognized. Maintenance and repair costs are recorded in profit or loss for the period when they are incurred, and they are capitalized when, and only when, they clearly represent an increase in installed capacity or the useful lives of assets.
Assets under finance leases are recorded in property, plant and equipment at the lower of fair value or the present value of the minimum lease payments, from the initial date of the agreement.
Depreciation is calculated on a straight-line basis, based on the estimated useful lives of the assets, which are annually reviewed by the Company (Note 16).
Intangible assets
Acquired intangible assets with finite useful lives are recognized at cost, less amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the asset’s estimated useful life. The estimated useful life and method of amortization are reviewed at the end of each annual reporting period, and the effect of any changes in estimates is accounted for on a prospective basis. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.
Software licenses purchased are capitalized based on the costs incurred to purchase the software and make it ready for use.
Software maintenance costs are expensed as incurred.
Regulatory licenses related to the merged capital gains are amortized over the STFC concession period. The other regulatory licenses for the operation of the mobile telephony services are recognized at cost of acquisition and amortized over the effective period of the related licenses (Note 17).
Impairment of non-financial asset
Assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts might be impaired. Impairment losses, if any, are recognized in the amount by which the carrying amount of an asset exceeds its recoverable value. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used.
For impairment test purposes, assets are grouped into the smallest identifiable group for which there is a cash-generating unit (CGU), which is identified pursuant to the operating segment (Note 28).
For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company makes an estimate of recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount.
That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss. The following criteria are also applied in assessing impairment of specific assets.
These calculations required the use of judgments and assumptions that may be influenced by different external and internal factors, such as economic trends, industry trends and interest rates, changes in business strategies, and changes in the type of services and products provided by the Company to the market. The use of different assumptions can significantly change the financial information.
In July 2019, the Company disclosed its Strategic Plan, focused on improving operating and financial performance, using a sustainable business model that aims at maximizing the Company’s value in the context of judicial reorganization.
Based on the Strategic Plan, the Company conducted an impairment test of its long-lived assets and identified an impairment loss of R$2,111 million driven basically by the following: (i) revision of said plan; and (ii) increased market competitiveness, mainly in the residential market, intensifying the drop in the revenues from fixed telephony and DTH services.
The Company used the cash flow forecasts described in the Strategic Plan. These forecasts cover a ten-year
period and take into consideration the average useful lives of the assets, the cash flow period of the judicial reorganization plan, and are consistent with previous years. The discount rate used in the cash flows corresponds to the weighted average cost of capital of 10.94%
(
11.55% in 2018), which is reviewed at least annually by the Company.
Pursuant to IAS 36, an impairment loss is to be allocated to write down the carrying amount of the cash generating unit’s assets, which is allocated to the regulatory licenses (Notes 5 and 17).
Adjustment to present value
The Company measures its financial assets and financial liabilities to identify instances of applicability of the discount to present value which represents one of the appropriate method to calculate the fair value for some assets and liabilities transactions. For recognition purposes, the measurement of an asset/liability to present value is calculated taking into consideration the contractual cash flows and stated interest rates, and the interest rate of liabilities in certain cases.
Generally, when applicable, the discount rate used is the average return rate on investments for financial assets or interest charged on Company borrowings for financial liabilities. The balancing item is the asset or liability that has originated the financial instrument, when applicable, and the deemed borrowing costs are allocated to the Company’s profits over the transaction term.
Under the terms and conditions of the JRP, certain balances of debt, trade payables and contingencies involving ANATEL (Note 18) were adjusted to fair value on the date of the novation of prepetition liabilities, pursuant to the requirements of IFRS 9, equivalent to the present value at the time, calculated based on an internal valuation that took into consideration the cash flows of these liabilities and assumptions related to the discount rates, consistent with the maturity and currency of each financial liability.
The present value of the lease agreements is measured by discounting fixed future payment flows, which do not take into account projected inflation, using the incremental interest rate, according to market conditions, and is estimated using the Company-specific risk spread.
Additionally, assets acquired under lease agreements, as well as unrecognized revenue generated by the assignment of communication towers are adjusted to present value.
Impairment of financial assets
For financial assets measured at amortized cost, the Company assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or group of financial assets is considered impaired when there is objective evidence, as a result of one or more events that occurred after the initial recognition of the asset, and that loss event had an impact on the estimated future cash flows of that asset that can be estimated reliably.
In the case of equity investments classified as available for sale, a significant or prolonged decline in their fair value below cost is also objective evidence of impairment.
Borrowings and financing
Borrowings and financing are stated at amortized cost, plus

monetary correction
or foreign exchange differences and interest incurred through the end of the reporting period (Note 20).
On the restructuring/novation date of financial liabilities subject to judicial reorganization, the Company recognized loan borrowing and financing commitments at fair value pursuant to the requirements of IFRS 9. The fair value at the restructuring date of each financial liability was calculated based on an internal valuation that took into consideration the cash flows from these liabilities and assumptions related to the discount rates, consistent with the maturity and the currency of each financial liability.
Transaction costs incurred are measured at amortized cost and recognized in liabilities, as a reduction to the balance of borrowings and financing, and are expensed over the relevant agreement term.
Leases
The Company recognizes a
right-to-use
asset and a lease liability in its balance sheet with respect to the leased assets. The right-to-use
asset is measured at cost, which consists of the initial amount of the lease liability measurement, plus initial direct costs incurred, estimated costs to decommission and remove the asset at the end of the lease, other payments made before the lease commencement date, and calculated at present value, discounted by the incremental lending rate. The discount rates used by the Company were obtained in accordance with market conditions, estimated using the Company-specific risk spread.
Financial liabilities and equity instruments
Debt or equity instruments issued the Company and its subsidiaries are classified as financial liabilities or equity instruments, according to the contractual substance of the transaction.
Provisions
The amount recognized as provision is the best estimate of the disbursement required to settle the present obligation at the end of the reporting period, based on the opinion of the management and its in-house
and outside legal counsel, and the amounts are recognized based on the cost of the expected outcome of ongoing lawsuits (Note 24).
For measuring the amount of the provisions to be recognized, the Company basically adopts two methodologies: (i) the statistical measurement model and (ii) the individual measurement model. In order to choose the methodology to be used, the Company takes into consideration, among other criteria, the number of lawsuits, the lawsuit amount, the estimated amount of a possible payment, and the nature of the lawsuit.
The statistical measurement model is usually used in situations where there are (i) a significant volume of administrative or judicial proceedings with similar nature; (ii) individually the proceedings have a low amounts; and (iii) it is possible to determine a statistical model based on historic information about the rates of unfavorable sentences, the amount of the payments, and the changes in the number of proceedings. Usually in this model the Company uses the calculation of the expected amount, as prescribed by paragraph 39 of IAS 37, and requests opinions from outside specialists to assess the likelihood of a loss. The main contingencies measured under this model are labor and civil (PEX and small claims) lawsuits.
The individual measurement model is usually used in situations where (i) the proceeding involves a high amount; (ii) it is reasonably possible to make an individual assessment of likelihood that a disbursement will be required; and (iii) there is no similarity in the nature of the proceedings. In this model the Company uses opinions from outside specialists in the involved areas to assess the likelihood of a loss. The main contingencies measured under this model are tax and strategic civil proceedings.
The increase in the obligation as a result of the passage of time is recognized as financial expenses.

Onerous obligation
The Company recognizes a present obligation when events render the contracting of services onerous.
A contract becomes onerous when: (i) the obligations under the contract exceed the economic benefits expected to be received over the contract period; and (ii) the costs are unavoidable.
The Company measures the onerous obligation according to the lower net cost of fulfilling the contract, which is determined based on the lower of: (i) the cost of fulfilling the contract or (ii) the cost of any compensation or penalties derived from the noncompliance of the contract.
The base assumptions used to calculate the onerous obligation must be periodically reviewed and measured whenever there are significant changes of these assumptions.
Employee benefits
Pension plans: private pension plans and other postretirement benefits sponsored by the Company and its subsidiaries for the benefit of their employees are managed by two foundations. Contributions are determined based on actuarial calculations, when applicable, and charged to profit or loss on the accrual basis (Note 27).
The Company and its subsidiaries have defined benefit and defined contribution plans.
In the defined contribution plan, the sponsor makes fixed contributions to a fund managed by a separate entity. The contributions are recognized as employee benefit expenses as incurred. The sponsor does not have the legal or constructive obligation of making additional contributions, in the event the fund lacks sufficient assets to pay all employees the benefits related to the services provided in the current year and prior years.
The defined benefit is annually calculated by independent actuaries, who use the projected unit credit method. The present value of the defined benefit is determined by discounting the estimated future cash outflows, using the projected inflation rate plus long-term interest. The obligation recognized in the balance sheet as regards the defined benefit pension plans presenting a deficit, corresponds to the present value of the benefits defined at the balance sheet date, less the fair value of the plan’s assets.
The actuarial gains and losses resulting from the changes in the actuarial valuations of the pension plans, whose actuarial obligations or actuarial assets are recorded by the Company, are fully recognized in other comprehensive income, in equity (Note 26).
The asset recognized in balance sheet corresponds to the present value of available economic benefits, consisting of refunds or reductions in future contributions to the plan.
Employee profit sharing: the provision for the employee profit sharing plan is accounted on an accrual basis, which is paid by April of the year following the recognition of the provision, takes into consideration a set of operating and financial goals approved with the employees’ labor union, under a specific collective labor agreement. This cost is recognized annually in personnel expenses.
Revenue recognition
Revenues correspond basically to the amount of the payments received or receivable from sales of services in the regular course of the Company’s and its subsidiaries’ activities.
Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
The Company applied the judgments that significantly affect the determined amount and the recognition timing of the revenue from a contract with a customer, taking into account the five-step recognition model: (i) identify the contract; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognition da revenue when (or as) the entity satisfies a performance obligation.
Residential Services are composed, basically, of local and long-distance fixed-line voice services, broadband services and Pay-TV. Local and long distance calls are charged based on time measurement according to the legislation in effect. Both of the services are recognized as revenue when the services are provided.
Personal Mobility Services are composed of mobile telephony services, interconnection and handsets, SIM cards and other accessories. Post-paid plan is recognized as revenue when service is provided. Prepaid service is first recognized as unearned revenues and recognition occurs by customer’s usage. Interconnection service is provided upon request of any other telecommunication collective service provider and are charged according to the General Rules on Interconnection (Regulamento Geral de Interconexão), established by ANATEL, and recognized as revenue when the service is provided. Sales of handsets and accessories are recognized when these items are delivered and accepted by the customers.
SMEs/Corporate Services are composed, basically, of fixed-line and mobile voice, data telecommunications services, broadband services and Pay-TV services, recognized as revenue when the services are provided.
Products and services are sold separately or bundled packages. Revenues involving multiple elements are recognized when each performance obligation is identified and the applicable criteria is applied.
Initial installation rates are not separately identifiable performance obligations and are recognized in the revenue pursuant to the period the services are used by the customers.
Revenue arising from the receipt of trade receivables that had already been written off as losses but were subsequently recovered and received in the collection process, are recognized in profit or loss, in line item ‘Other operating income’.
Variable consideration is estimated at contract inception and constrained to revenue recognition until it is highly probable that a significant revenue reversal will not occur (Notes 4 and 5).
Expense recognition
Expenses are recognized on the accrual basis, considering their relation with revenue realization. Prepaid expenses attributable to future years are deferred over the related periods. The incremental costs to obtain a contract with a customer (contract compliance costs), consisting basically of sales commissions, are recognized in profit or loss on a systematic basis, consistent with the transfer of goods and services to the customers (Note 13).
Financial income and expenses
Financial income is recognized on an accrual basis and comprises interest on receivables settled after the due date, gains on short-term investments and gains on derivative instruments. Financial expenses consist primarily of interest effectively incurred, adjustments to present value, and other charges on borrowings, financing, and financial derivative contracts. They also include banking fees and costs, financial intermediation costs on the collection of trade receivables, and other financial transactions (Notes 5 and 6).
Current and deferred income tax and social contribution
Income tax and social contribution are recorded on an accrual basis. Taxes attributed to temporary differences and tax loss carryforwards are recorded in assets or liabilities, as applicable, only under the assumption of future realization or payment. The Company prepares technical studies that consider the future generation of taxable income, based on management expectations, considering the continuity of the companies as going concerns. The Company writes down the carrying amount of deferred tax assets to the extent it is no longer probable that sufficient taxable income will be available to allow the utilization of all or part of the deferred tax assets.
Any write-down of deferred tax assets is reversed when it is probable that sufficient taxable income will be available. The technical studies are updated annually, approved by the Board of Directors and reviewed by the Supervisory Board, and the tax credits are adjusted based on the results of these reviews. Deferred tax assets and liabilities are measured using the tax rates applicable for the period in which the liability is expected to be settled or the asset is expected to be realized, based on the tax rates set forth in the tax law prevailing at the end of each reporting period, or when new legislation has been substantially enacted. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Company expects, at the end of each reporting period, to recover or settle the carrying amount of these assets and liabilities (Note 7).
Earnings per share
Basic earnings per share are calculated through profit or loss for the year attributable to the owners of the Company, divided by the weighted average number of common and preferred shares outstanding in the year. Diluted earnings per share are calculated using said weighted average number of outstanding shares adjusted by potentially dilutive instruments convertible into shares in the reporting years, pursuant to IAS 33. (Note 26 (f).)

(c)	Estimates and critical accounting judgments
The Company’s management uses estimates and assumptions based on historical experience and other factors, including expected future events, which are considered reasonable and relevant, and also requires judgments related to these matters. Actual results of operations and the financial position may differ from these estimates. The estimates that represent a significant risk of causing material adjustments to the carrying amounts of assets and liabilities are as follows:
Revenue recognition and accounts receivables
The Company’s revenue recognition policy is significant as it is a material component of operating results. Determining the amount and the timing of revenue recognition by Management, collection ability, and the rights to receive certain network usage revenue is based on judgment related to the nature of the tariff collected for the services provided, the price of certain products, and the right to collect this revenue. If changes in conditions cause management to conclude that such criteria are not met in certain operations, the amount of trade receivables might be affected. In addition, the Company depends on guidelines to measure certain revenue set by ANATEL (Brazilian telecommunications industry regulator).
Expected credit losses on trade receivables
The expected credit losses on trade receivables are determined to recognize probable losses on accounts receivable taking into account the measures implemented to restrict the provision of services to and collect late payments from defaulting customers. The estimate of expected credit loss on trade receivables is recognized in an amount considered sufficient to cover possible losses on the realization of these receivables and is prepared based on historical default rates and projections of future conditions that impact collections.
There are cases of agreements with certain customers to collect past-due
receivables, including agreements that allow customers to settle their debts in installments. The actual amounts not received may be different from the allowance recognized, and additional accruals might be required.

Depreciation and amortization of assets with finite useful lives
Property, plant and equipment items and intangible assets with finite useful lives are depreciated and amortized, respectively, on a straight-line basis, over the useful lives of the related asset. The depreciation and amortization rates of the most significant assets are shown in Notes 16 and 17, respectively.
The useful lives of certain assets may vary as they are used in the fixed-line or mobile telephony segments. The Company reviews the useful lives of assets annually.
Impairment of long-lived assets
The recoverable amounts of long-lived assets are determined by comparing the calculations of their value in use and their sales prices. These calculations required the use of judgments and assumptions that may be influenced by different external and internal factors, such as economic trends, industry trends and interest rates, changes in business strategies, and changes in the type of services and products sold by the Company to the market. The use of different assumptions may significantly change our financial statements.
For impairment assessment purposes of the Cash-generating Unit (CGU), the Company defined the value in use of its assets.
In measuring the value in use, the Company based its cash flow projections according to the aforementioned Strategic Plan, approved by Management and already disclosed to the market in a material fact notice. These forecasts cover a ten-year
period, taking into account the useful lives of the assets and are consistent with prior years’ cash flows. The discount rate used on the cash flows corresponds to a weighted average cost of capital of 10.94% (11.55% in 2018), which is reviewed by the Company at least annually.
Pursuant to IAS 36, an impairment loss is allocated to reduce the carrying amount of the assets of a cash-generating unit, firstly to reduce the carrying amount of any goodwill based on expected future profitability and, subsequently, the other assets of the cash-generating unit proportionately to the carrying amount of asset of the cash-generating units. The impairment loss was fully allocated to the carrying val
ue
 of regulatory licenses (Notes 5 and 17).
Leases
The assumptions related to the appropriated discount rates used in the fair value calculation of the present value of the lease payments are subject to significant fluctuations due to different external and internal factors, including economic trends and the Company’s financial performance. The use of different assumptions to measure the present value of our leases may have a material impact on the estimated present value of the right-of-use
asset and the lease liability in the balance sheet.
Fair value of financial liabilities
The assumptions on the discount rates used in the fair value calculation of our financial liabilities are subject to significant fluctuations due to different external and internal factors, including economic trends and the Company’s financial performance. The use of different assumptions to measure the fair value of the financial liabilities can have a material impact on the estimated fair value of these financial liabilities and the amounts recognized as borrowings and financing in the balance sheet, as well as the amounts recognized in profit or loss.
Provisions
Pursuant IAS 37, the Company recognized provisions for contingencies basically originated at the juridical and administrative levels, with labor, tax, and civil nature, as detailed in Note 24.
Depending on the nature of the contingency, the Company’s management uses the statistical measurement or the individual measurement methodology to calculate provisions for contingencies. In any of these methodologies, the Company uses a set of assumptions, information, an internal and external risk assessment, and statistical models that management considers to be appropriate, including the successful implementation of the Judicial Reorganization Plan; however, it is possible that these change in the future, which could result in change in the future provisions for losses.
Deferred income tax and social contribution
The Company recognizes and settles taxes on income based on the results of operations determined in accordance with the Brazilian corporate law, taking into consideration the provisions of the tax law, which are materially different from the amounts calculated for IFRS purposes. Pursuant to IAS 12, the Company recognizes deferred tax assets and liabilities based on the differences between the carrying amounts and the taxable bases of the assets and liabilities.
The Company regularly tests deferred tax assets for impairment and recognizes an allowance for impairment losses when it is probable that these assets may not be realized, based on the history of taxable income, the projection of future taxable income, and the time estimated for the reversal of existing temporary differences. These calculations require the use of estimates and assumptions. The use of different estimates and assumptions could result in the recognition of an allowance for impairment losses for the entire or a significant portion of the deferred tax assets.
Employee benefits
The actuarial valuation is based on assumptions and estimates related to interest rates, return on investments, inflation rates for future periods, mortality indices, and an employment level projection related the pension fund benefit liabilities. The accuracy of these assumptions and estimates will determine the creation of sufficient reserves for the costs of accumulated pensions and healthcare plans, and the amount to be disbursed annually on pension benefits.
These assumptions and estimates are subject to significant fluctuations due to different internal and external factors, such as economic trends, social indicators, and our capacity to create new jobs and retain our employees. All assumptions are reviewed at the end of the reporting period. If these assumptions and estimates are not accurate, there may be the need to revise the reserves for pension benefits, which could significantly impact Company results.

(d)	New and revised standards and interpretations

(d.1)	New standards adopted as at January 1, 2019

New and revised standards		Effective beginning on or after:
Annual improvements to IFRSs	2015-2017 Cycle	January 1, 2019
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendment to IAS 19	Change, reduction, or settlement of defined benefit plans	January 1, 2019
Amendment to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendment to IAS 28	Long-term Interests in Associates and Joint Ventures	January 1, 2019
Among the standards, changes, and interpretations referred to above, on IFRS 16 had an impact on the Company and subsidiaries’ financial position as from January 1, 2018, as detailed below.
IFRS 16—
Leases
IFRS 16—
Leases
establishes the principles for the recognition, measurement, presentation, and disclosures, and requires that lessees account for all the leases under a single model in the balance sheet. The standard includes two recognition exemptions for lessees: leases of low value assets (for example, personal computers) and short-term leases (i.e., with a lease tem of twelve months or less). At the lease commencement date, the lessee recognizes a liability related to the lease payments (i.e., a lease liability) and a lease asset that represents the right to use the underlying asset during the lease term (i.e., a right-of-use
asset). The lessees are required to separately recognize an interest expense on the lease liability and a depreciation expense on the right-of-use
asset. The lessees shall also revalue the lease liability should certain events occur (for example, any change in the lease term, a change in the future lease payments as a result of a change in the index or rate used to determine such payments). As a rule, the lessee recognizes the revised amount of the lease liability as an adjustment to the right-of-use
asset.
Transition
The Company adopted IFRS 16 pursuant to the modified retrospective approach (i.e., beginning January 1, 2019, taking into account the right-of-use
equal to the lease liability upon the first-time adoption), without any restatement of comparative information. The Company elected to apply the standard to agreements that were identified as leases pursuant to the previous standard. As a result, the Company did not apply the standard to agreements that have not previously been identified as containing a lease by applying IAS 17 and IFRIC 4, and excluded lease agreements maturing in the next twelve months, without probable renewal intention, in addition to applying a single discount rate to leases with similar characteristics and excluding to direct initial costs in the measurement of the right-of-use.
Expedients
The Company elected to use the exemptions proposed by the standard on short-term agreements (i.e., that will be end within 12 months from the commencement date), lease agreements for which there is an underlying low value asset.
Furthermore, as part of the initial application of the standard, the Group has chosen to apply the following expedients: (a) retain the definition and/or assessment of whether an arrangement is a lease in accordance with current guidance with respect to agreements that exist at the date of initial implementation; (b) apply a single discount rate to a portfolio of leases with reasonably similar characteristics; (c) exclude initial direct costs from measurement of the right-of-use asset at the date of initial application; (d) use hindsight when determining the lease term if the contract includes an extension or termination option; and (e) assess whether a contract is onerous in accordance with IAS 37 immediately before the date of initial implementation instead of assessing impairment of right-of-use assets.
Impacts
The impacts refer basically to the lease agreements of towers, properties, stores, vehicles, and sites (physical spaces) and as described in Notes 16 and 22.
Upon the initial adoption of IFRS 16, the Company recognized a right-of-use
asset and a lease liability in balance sheet. The
right-of-use
asset is measured at cost, which consists of the initial amount of the lease liability measurement, any initial direct costs incurred by the Company, an estimate of any costs to disassemble and remove the asset at the end of the lease, and any lease payments made before the lease commencement date (net of any incentives received), calculated at present value.
The Company depreciates the
right-of-use
assets on a straight-line basis from the commencement of the lease to the termination of the lease.
The Company also assesses impairment when such indicators exist, taking into account the concept of forming asset groups for impairment purposes.
At the commencement date, the Company measured the lease liability at the present value of the consideration paid or payable, discounted using the Company’s incremental lending rate.

The lease payments included in the lease liability measurement consist of fixed payments and variable payments based on either an index or a rate.
After the initial measurement, the liability will be written down by the payments made and increased by the interest incurred. If necessary, the liability is recalculated to reflect any remeasurement or change, or if there are changes in the substance of the fixed payments.
When there is a significant contractual change, a lease liability is remeasured and the corresponding adjustment is reflected in the right-of-use
asset, or in profit or loss, if the
right-of-use
asset is already written down to nil.
The Company elected to use the ex
p
e
dients
 proposed by the standard for lease agreements, for short-term and low value contracts. Accordingly, instead of recognizing a right-of-use
asset and a lease liability, these are recognized as an expense in profit or loss over the lease period.
The Company individually measured any new agreement entered into after January 1, 2019 if such agreement contained a lease. A lease is defined as an “a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration.”
To apply this definition the Company assessed whether a contract meets the three key characteristics:

•	The agreement contains an identified asset, which is explicitly identified in the agreement or implicitly specified to be identified at the time that the asset is made available to the Company;

•	The Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use, considering its rights within the scope set out in the agreement; and

•	The Company has the right to direct the use of the identified asset throughout the period of use the and right to direct “how and for what purpose” the asset is used throughout the period of use.
The Company recognizes the impacts of temporary differences in deferred income tax and social contribution arising from the new standard IFRS 16.
The Company adopted IFRS 16, taking into account the modified retrospective application permitted by the standards. Accordingly, we present below the results for the years period ended December 31, 2019 and 2018, less the effects recognized as a result of this application.

	Balance at December 31, 2019 (with IFRS 16)	IFRS 16 adjustments	Balance at December 31, 2019 (w/o IFRS 16)	Balance at December 31, 2018

Net operating revenue	20,136,183		20,136,183	22,060,014
Cost of sales and/or services	(15,314,814)	(589,861)	(15,904,675)	(16,179,100)

Gross profit (loss)	4,821,369	(589,861)	4,231,508	5,880,914

Operating income (expenses)
Share of results of investees	(5,174)		(5,174)	(13,492)
Selling expenses	(3,547,684)	(7,516)	(3,555,200)	(3,853,002)
General and administrative expenses	(2,782,300)	(5,810)	(2,788,110)	(2,738,718)
Other operating income	4,527,710		4,527,710	2,204,134
Other operating expenses	(5,991,291)		(5,991,291)	(6,748,094)

	(7,798,739)	(13,326)	(7,812,065)	(11,149,172)

Profit (loss) before financial income (expenses) and taxes	(2,977,370)	(603,187)	(3,580,557)	(5,268,258)
Financial income	2,662,463		2,662,463	30,950,461
Financial expenses	(8,772,181)	948,973	(7,823,208)	(4,341,595)

Financial income (expenses)	(6,109,718)	948,973	(5,160,745)	26,608,866

Pre-tax profit (loss)	(9,087,088)	345,786	(8,741,302)	21,340,608
Income tax and social contribution
Current	(77,060)		(77,060)	115,706
Deferred	69,041		69,041	3,159,241

Profit (loss) for the year	(9,095,107)	345,786	(8,749,321)	24,615,555

IFRIC 23—
Uncertainty over Income Tax Treatments
Applies to taxes within the scope of IAS 12, which governs situations when there is uncertainty over the tax treatment adopted by the Company with respect to: (i) whether an entity should assess uncertain tax treatments separately; (ii) what estimates an entity should make about the examination of tax treatments by tax authorities, (iii) how an entity determines taxable income or tax loss, tax bases, unutilized tax loss carryforwards, and untimely tax credits; and (iv) how an entity considers changes in facts and circumstances.
The Company, together with its legal advisors, reviewed this matter and concluded that there is no significant impact to the Company’s financial statements.
(d.2)	New standards and interpretations not yet adopted
The new and revised standards and interpretations issued by the IASB that are effective in future reporting periods and that the Company decided not to early adopt are the following, effective for periods beginning on or after January 1, 2020:

New and revised standards		Effective beginning on or after:
IAS 1	Presentation of Financial Statements	January 1, 2020
IAS 8	Accounting Policies, Changes in Accounting Estimates and Errors (Amendment—Definition of material)	January 1, 2020
IFRS 3	Business Combinations (Revised—definition of business) Conceptual framework revised for financial reports	January 1, 2020
The Company is assessing the impact of these changes on the accounting standards.